As filed with the Securities and Exchange Commission on April 1, 1998

                          1933 Act Registration No. 33-
                         1940 Act Registration No. 811-

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /x/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /x/


                        (Check appropriate box or boxes)

                            UPRIGHT INVESTMENTS TRUST
               (Exact name of registrant as specified in Charter)
                            615 Mount Pleasant Avenue
                              Livingston, NJ 07039
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number,
                       including Area Code: (973) 533-1818

                             David Y.S. Chiueh, CFP


Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.

The Registrant hereby declares an indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

                            UPRIGHT INVESTMENTS TRUST


N-1A ITEM NO.                                                 LOCATION
-------------                                                 --------
PART A

Item 1.  Cover Page                                           Cover Page

Item 2.  Synopsis                                             not applicable

Item 3.  Condensed Financial Information                      Fees and Expenses.

Item 4.  General Description of Registrant                    Cover Page; The Fund;
                                                              Description of Certain
                                                              Investment Policies;
                                                              General Information

Item 5.  Management of the Fund                               Management of the Fund

Item 6.  Capital Stock and Other Securities                   Tax Information

Item 7.  Purchase of Securities Being Offered                 Purchase of Shares; Net Asset
                                                              Value

Item 8.  Redemption or Repurchase                             How to Redeem Shares


Part B-Statement of Additional Information

Item 10. Cover Page                                           Cover Page

Item 11. Table of Contents                                    Table of Contents

Item 12. General Information and History                      Description of the Trust


Item 13. Investment Objectives and Policies                   Investment Policies and
                                                              Limitations

Item 14. Management of the Fund                               Management of the Fund


Item 15. Control Persons and Principal Holders of
         Securities                                           Management of the Fund

Item 16. Investment Advisory and Other Services               Management of the Fund

Item 17. Brokerage Allocation and Other Practices             Portfolio Transactions

Item 18. Capital Stock and Other Securities                   General Information About
                                                              the Trust

Item 19. Purchase, Redemption and Pricing of                  Purchase and Redemption
         Securities Being Offered                             Information; Net Asset Value

Item 20. Tax Status                                           Taxes and Distribution

Item 21. Underwriters                                         Investment Advisory and
                                                              Other Services

Item 22. Calculation of Performance Data                      Performance Information

Item 23. Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                          Prospectus dated June , 1998

                               UPRIGHT GROWTH FUND
                         615 West Mount Pleasant Avenue
                          Livingston, New Jersey 07039
                                 (973) 533-1818

The Upright Growth Fund ( the "Fund") is a newly organized, diversified mutual fund that invests in stocks for long-term capital growth. This is the primary objective of the Fund. The Fund invests in the common stock of companies that are traded on the New York Stock Exchange ("NYSE"), American Stock Exchange ("ASE"), over-the-counter (OTC) and stocks traded on foreign stock exchanges. The Fund's investment adviser seeks appreciation of capital through investments in stocks of large and small companies that are reasonably priced or undervalued with the potential for growth.

The adviser to the Fund is Upright Financial Corporation (the "Adviser") founded in 1990 by David Y.S. Chiueh, the president and sole stockholder of the Investment Adviser. The Adviser also serves as the administrator and transfer agent for the Fund.

This Fund is designed for investors that are interested in a long-term investment. Investors should be willing and financially able to tolerate changes in the value of their investment in the Fund. This investment may present greater risk than other investments, with a potential for greater investment gain or loss in the future.

The minimum initial investment in the Fund is $2,000. The Fund has a sales charge of 3%. There are no 12b-1 marketing fees.

This prospectus contains the information you should know about the Fund before you invest. Please read the prospectus and retain it for future reference. A Statement of Additional Information for the Fund (dated May , 1998) has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. It is made available for no additional charge by calling 1-973-533-9199.

This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the shares of the Fund in any jurisdiction in which such may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                     Page
Fees and Expenses....................................[  ]
Investment Objectives and Policies...................[  ]
Performance..........................................[  ]
Management of the Fund...............................[  ]
Net Asset Value......................................[  ]
How to Purchase Shares...............................[  ]
How to Redeem Shares.................................[  ]
Dividends and Distributions..........................[  ]
Tax Information......................................[  ]
General Information..................................[  ]


                                FEES AND EXPENSES

Shareholder Transaction Expenses. There is a sales charge of 3% when you purchase shares of the Fund. There is no charge when shareholders sell their shares of the Fund. In addition, the Fund does not charge an ongoing sales charge, referred to as a 12b-1 fee.

Annual Fund Operating Expenses. These are expenses paid out of the Fund's assets for services such as management of the Fund, maintaining shareholder records and furnishing shareholder statements. The following are projections that are calculated as a percentage of average net assets:

        Management Fees....................................      1%
        Other Expenses.....................................    .95%

              Total Fund Operating Expenses................   1.95%

The table below is intended to assist you in understanding the various costs and expenses that an investor in the fund will bear directly or indirectly. The 5% annual rate of return used in the example below is only for illustration and is not intended to be indicative of the future performance of the Fund, which may be more or less than the assumed rate. Future expenses may be more or less that those shown. You can refer to the sections "How to Purchase Shares" and "Management of Fund" for more information on transaction and operating expenses of the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

           1 Year                   3 Years                    5 Years
           ------                   -------                    -------
             $49                      $89

                       INVESTMENT OBJECTIVES AND POLICIES

Fundamental Goal. The Fund seeks to provide long term growth of capital, with income as a secondary objective.

Strategy. The Fund invests in common stock, preferred stock, securities convertible into common stock, of companies that are traded on the NYSE, ASE, OTC and on foreign stock exchanges. In selecting investments for the Fund, the Adviser uses a Top-Down and Bottom-Up strategy. This means that the adviser invests in companies with a favorable relationship between price/earnings ratios and growth rates, in sectors offering the potential for above average return. The Adviser evaluates a company's management, sales growth, operating margins, revenue, earnings growth, free cash flows, return on equity, the economic outlook for the industry, and relevant economic and political environments.

The Adviser considers industry diversification as an important factor, although the emphasis on a certain industry may change due to the outlook for earnings in certain sectors. Diversification means placing a limitation on the amount of money invested in any one issuer and limiting the amount of money invested in any one industry. Diversification reduces the risks of investing.

Although the Fund invests primarily in common stock, it may invest a portion of its assets in cash or cash equivalents such as obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentality's ("U.S. Government Securities") or high quality money market instruments such as notes, certificates of deposit or bankers acceptances. The Adviser may assume a temporary defensive posture in the market, in which case, the Fund may invest up to 100% of its assets in these instruments. The Adviser may invest up to 10% of the Fund's assets in warrants, up to 25% of its assets in foreign issuers of securities not publicly traded in the U.S., engage in the purchase and sale of put and call options in an amount of up to 15% of its net assets, covered options writing (sell) are not subject to the 15% limitation. The Fund may make short sales of securities in an aggregate amount not greater than 25% of net assets, and may borrow up to one-third of its net assets.

Risk Factors. The Fund is only appropriate for long-term, aggressive investors who can accept the fluctuations in portfolio value and have no immediate financial needs for this investment. The risk associated with this investment include: Market Risk, the possibility that a downward business cycle can adversely affect a specific investment, as well as changes in the economic and political landscape; Liquidity Risk, that the market for the securities may fluctuate dramatically affect the value of the Fund's investments; and Management Risk, that the strategy or determinations that the adviser makes will fail to achieve the intended objectives. The value of the Fund's investments will vary from day-to-day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. The Fund is not, by itself, a balanced investment plan, and the lack of operating history presents certain risks. The value of the Fund's shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques or those having as investment objectives, the conservation of capital and/or the realization of current income. When you sell your fund shares, they may be worth more or less than what you paid for them. There is no assurance that this Fund can achieve its objective, since all investments are inherently subject to market risk.

                                   PERFORMANCE

The term "total return" will be used as tool for measuring for the Fund's performance. Total return shows how an investment in the Fund has increased or decreased over a certain period of time, assuming that all distributions are reinvested. Cumulative total return reflects the actual performance over a certain period of time and an average total return reflects a hypothetical rate of return. Total return will be shown for recent one, five and ten year periods and may be shown for other periods as well. From time to time the Fund may advertise its "yield". The yield refers to the income generated by Fund over a specified thirty-day period, which is then expressed as an annual percentage rate. The calculation will reflect the deduction of the maximum sales charge of 3%.

Investors should note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the fund and may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor evaluations of the Fund published by nationally recognized rating services and by financial publications that are nationally recognized. Because this fund invests in stocks, its performance is related to that of the overall stock market. The S&P 500 is the Standard & Poors Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all distributions and do not reflect brokerage commissions incurred if purchasing the stocks in the open market.

                             MANAGEMENT OF THE FUND

Board of Trustees. Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment adviser and administrator. The day to day operations of the fund are delegated to the Adviser. The Statement of Additional Information contains background information regarding each of the Fund's Trustees and executive officers.

Adviser - Upright Financial Corporation. Upright Financial Corporation ("UFC" or the "Adviser") is responsible for selection and management of the stocks and other investments in the Fund's portfolio. The Adviser is a registered investment adviser, under the Investment Advisers Act of 1940 and was founded in 1990 by David Y.S. Chiueh, the president and sole stockholder of the Investment Adviser. The Adviser's office is located at 615 West Mount Pleasant Avenue, Livingston, New Jersey 07039. For its services, the Fund pays the Adviser an annual fee of 1.00% of its average daily net assets. This 1% charge is higher than other funds of this type, however the total operating fees are expected to be lower than other funds.

Research and management for the Fund's portfolio of securities is provided by a team of analysts and portfolio managers. Members of the team meet regularly to discuss holdings, investment strategy, prospective investments and portfolio composition. David Y.S. Chiueh serves as the senior portfolio manager for the Fund. Mr. Chiueh has served as an investment adviser for eight years but has not previously managed mutual fund assets.

The Adviser also provides administrative and transfer agency services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. The administrative services, including furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund. For providing these services to the Fund, UFC receives a monthly fee calculated at an annual rate of .95% of the Fund's average daily net assets.

Custodian. The Fifth Third Bank Corporation (the"Custodian"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian for the Fund. All of the Fund's assets are held at an account with the Fifth Third. The Custodian settles all securities trades and collects dividends and interest due to the Fund.
Custody does not involve advice or decisions as to the purchase or sale of portfolio securities.

                                 NET ASSET VALUE

The Fund is open for  business  on each  day  that the New York  Stock  Exchange
(NYSE) is open. The Fund's share price or net asset value per share (NAV) is normally determined as of 4:00 p.m., eastern time. The Fund's share price is calculated by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding on that same day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. For sales of the Fund, the sales charge is applied to the NAV for the fund offering price. Since the Fund does not charge a redemption fee, the NAV is the redemption price of shares of the Fund.

                               PURCHASE OF SHARES

In order to invest in the Fund, an investor must first complete and sign an account application, which is included in this prospectus and send payment for the shares by check or wire. Completed and signed applications should be mailed or transmitted by facsimile to the fund at (973) 533-9199.

Orders for the purchase of shares received when the Fund is open for business, before 4:00 p.m. eastern time, will be executed at the NAV determined that day plus the applicable sales charge. The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, an investor should telephone the Fund at 1-973-533-1818 or write to the Fund at the address set forth above. Investors should consult their own tax advisers about the establishment of retirement plans.

Purchases by Mail. If the Investor desires to purchase shares by mail, a check made payable to the Upright Growth Fund should be sent along with the completed account application to the Fund. Checks should be drawn on a U.S. bank. Send your purchase order to:


                         UPRIGHT GROWTH FUND
                         c/o Upright Financial Corporation
                         615 West Mount Pleasant Avenue
                         Livingston, New Jersey 07039

Automatic Purchase Plan. This plan allows investors to purchase on a regular monthly basis. The minimum initial investment for participants in this plan is $1000. Under this plan, on a preset day of the month, a draft is drawn on the investor's bank account in any amount of $100 or more specified by the investor. The proceeds of the draft are immediately invested in shares of the Fund at the NAV plus the applicable sales charge determined on the date of investment.

General. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. However, shareholders would generally be given the right to reinvest dividends during a time when sales were suspended. The Fund also reserves the right to cancel any purchase due to nonpayment; waive or lower the investment minimums; modify the conditions of purchase at any time; and reject any check not made directly payable to the Upright Growth Fund. Investors who purchase or redeem shares of the fund through broker-dealers or financial advisors may be subject to service fees imposed by those broker-dealers or financial advisors for the services they provide.

                                  SALES CHARGE

The sales charge for the shares of the Fund are outlined below:

Investment               As a % of offering price         Net amount invested

Up to $50,000                         3%                          3.09%

$50,000-99,999                      2.5%                          2.56%

$100,000-249,999                   2.25%                          2.30%

$250,000-499,999                   1.75%                          1.78%

$500,000-749,000                    1.5%                          1.52%

750,000-999,999                    1.25%                          1.27%

$1 million and up                   .75%                           .76%

Sales Charge Waiver. The following persons or entities may purchase shares of the Fund at net asset value without payment of any sales charge, (1) any investor purchasing shares upon the recommendation of a financial adviser to which the investor pays a fee for services relating to investment selection; (2) any employee or representative of UFC, one of its affiliates or a broker-dealer with a selling group agreement with UFC; (3) any trustee of the Trust; (4) any company exchanging shares with the Fund pursuant to a merger, acquisition or exchange offer; (5) any investment advisory client of the Adviser who has, in writing, given investment discretion to UFC, to the extent the investment is from the account managed by the Adviser or UFC; (6) registered investment companies.

Rights of Accumulation. You may qualify for a reduced sales charge if the aggregate value of shares previously purchased and the shares currently being purchased in the account is over a breakpoint. Investments may be combined to include those held by you, your spouse, and your children under age 21 or members of a qualified group. A "qualified group" is one that has a purpose other than buying Fund shares at a discount. To qualify for the reduced sales charge, at time of purchase, you must provide your representative with enough information to make a proper determination.

Letter of Intent. The Letter of Intent will allow you to qualify for the reduced sales charge immediately by promising to invest an amount qualifying for a certain breakpoint with 13 months from the date of the letter. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent.

                              HOW TO REDEEM SHARES

You can arrange to take money out of your fund account any time by selling some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. You may redeem your shares by mail. Redemptions from retirement accounts must be in writing.

Redemption proceeds are mailed with five business days after an order is received except that the mailing or wiring of redemption proceeds on shares purchased by personal, corporate or government check may be delayed until it has been determined that collected funds have been received for the purchase of such shares, which may take up to 15 days from the purchase date. The clearing period does not apply to purchases made by wire or by cashier's, treasurer's, or certified check. The Fund's bank may charge for a wire transfer fee.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. You will need one to: (1) establish certain services after the account is opened; (2) redeem over $50,000 by written request; (3) redeem or exchange shares when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s), or (iii) being sent to a bank account other than the bank account listed on your Fund account; (4) transfer shares to another owner; (5) send us written instructions asking us to wire redemption proceeds (unless previously authorized). These requirements may be waived or modified in certain circumstances. Acceptable guarantors are all eligible guarantor institutions as defined by the Securities Exchange Act of 1934 such as : commercial banks which are FDIC members; trust companies; credit unions, savings associations, firms which are members of a domestic stock exchange; and foreign branches of any of the above. We cannot accept guarantees from institutions or individuals who do not provide reimbursement in the case of fraud, such as notaries public.

Minimum Account Balance. If an investor's account balance falls below $1500, the investor will be given thirty days notice to reestablish the minimum balance. If you do not increase your balance, the Fund reserves the right to close your account and send the proceeds to you. The shares will be redeemed at the NAV on the day your account is closed.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net income and net capital gains to shareholders. Dividends from net investment income and distributions from capital gains, if any, are normally declared in December and paid after the end of the year. Dividends and distributions declared by the Fund will be reinvested unless you choose an alternative payment option on the application form. Dividends not reinvested are paid by check.

                   DESCRIPTION OF CERTAIN INVESTMENT POLICIES

Restricted and Illiquid Securities. The Fund may invest up to 15% of its assets in securities that are determined by the Adviser, under the supervision of the Board of Trustees, to be illiquid. This means that the securities may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. These securities may present a greater risk of loss than other types of securities and therefore the Fund is limited as to the percentage of illiquid securities that it will hold.

When Issued Securities and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

Foreign Securities. The Fund may invest up to 25% of the Fund's assets in securities of foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depository receipts (ADR's) without regard to this limitation. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, expropriation or confiscatory taxes. Issuers of foreign securities are subject to different accounting, reporting and disclosure requirements.

Borrowing and Leverage. The Fund may leverage the assets of the fund by borrowing money and using it to purchase additional securities. Leverage increases both the opportunity for higher returns and the investment risk. The Fund may borrow money only from banks and only if, immediately after the borrowing, the value of its net assets (including borrowings), less liabilities (excluding borrowings but including securities borrowed in connection with short sales) is at least 300% of the amount of the borrowing, plus all other outstanding borrowings. If, for any reason, the Fund fails to meet the asset coverage test, it will be required to reduce borrowings within three business days to the extent necessary to meet the test. The requirement may make it necessary to sell a portion of the Fund's portfolio securities at a time when it is disadvantageous to do so.

A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

Options, Warrants and Short Sales. The Fund may write, purchase and sell put and covered call options, and may engage in strategies employing combinations thereof . A put option constitutes a hedge against a decline in the price of a security owned by the Fund. A call option constitutes a hedge against an increase in the price of a security which the Fund has sold short. Gains and losses realized from options depend on the manager's ability to predict the direction of stock prices, interest rates and other economic factors. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the stocks subject ot the hedge. The Fund may invest up to 10% of its assets in warrants. A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price. Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which the warrants relate. Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price.

The Fund may seek to enhance investments through short sale transactions (up to 25%) in stocks listed on one or more exchanges or in unlisted securities. Short selling involves the sale of borrowed securities. At the time the short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the fund purchases it for delivery to the lender. The Fund may make short sales "against the box" where the fund sells short a security it already owns, for the purpose of either protecting or deferring unrealized gains of portfolio securities.

Portfolio Turnover. The portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases by the Fund's monthly average net assets, and multiplying by 100. The portfolio turnover rate will vary from year to year depending on the market conditions. Given the Fund's investment objective, the portfolio turnover rate may exceed 100%. Higher portfolio turnover activity can result in higher brokerage costs of the Fund.

Fundamental Investment Policies. The Fund's investment objective, to seek long term capital growth is a fundamental policy. This means that this policy may not be changed without a vote of the holders of a majority of the Fund's shares. All other policies stated in this prospectus, other than those identified in this paragraph may be changed without shareholder approval. Additional fundamental policies are the following: (1) With respect to 75% of its assets, the Fund may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer; and (2) the Fund may not invest more than 25% of its total assets in one industry.

                                 TAX INFORMATION

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend reinvestment program. In January, the Fund will mail shareholders a form indicating the federal tax status of your dividend and capital gain distributions.

Redemptions from the Fund will result in a short or long term capital gain or loss, depending on how long you have owned the shares. The Fund will mail a form indicating the trade date and proceeds from all redemptions.

When investors purchase shares just before the Fund pays a distribution from the NAV, the share price of each Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any distributions from these amounts that are distributed to the investor , no matter how long the investor has held their shares, will be fully taxable, even if the net asset value of the shares is reduced below the price you paid for your shares.

                               GENERAL INFORMATION

The Fund is a portfolio of Upright Investments Trust, which was organized on March 4, 1998 as a Delaware business trust. An investor in the Fund is entitled to one vote for each full share held and a fractional vote for each fractional share held. There will normally be no meetings of investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. Any Trustee may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Fund's outstanding shares.

The expenses borne by the Fund include all organizational expenses, brokerage commissions for portfolio transactions, taxes (if any), the advisory fee, administration fee, extraordinary expenses of printing and mailing proxy statements, expenses of registering and qualifying shares for sale (blue sky fees), fees of Trustees who are not "interested persons" of the Advisor or Administrator, custodian fees, auditors expenses, and the fidelity bond premiums.

The Fund will send investors a semi-annual report and an audited annual report, each of which includes a list of the securities held by the Fund. In an effort to conserve on the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its financial reports by household. This means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want consolidation to apply to his or her account should contact the Fund.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF SHARES IN ANY STATE WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                               UPRIGHT GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated May __, 1998, which may be obtained by writing the Fund at 615 West Mount Pleasant Avenue, Livingston, New Jersey 07039 or calling the Fund at 1-973-533-1818.

TABLE OF CONTENTS                                                      PAGE

Investment Policies and Limitations
Portfolio Transactions
Management of the Trust
Investment Management and Administration
Performance
Taxes and Distributions
Description of the Trust


Investment Adviser, Administrator, Transfer Agent
Upright Financial Corporation
615 West Mt. Pleasant Avenue
Livingston, NJ  07039

Custodian
Fifth Third Bank Corporation
38 Fountain Square Plaza
Cincinnati,  Ohio  45263

Independent Accountants
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, PA

                       INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

FUNDAMENTAL POLICIES. The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. The other investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund. The following are the fund's fundamental investment limitations set forth in their entirety. The Fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities or commodities futures contracts; and

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately place and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

NON-FUNDAMENTAL   POLICIES.   The  following  are   non-fundamental   investment
limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(9) Invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants acquired in units or attached ;

(10) Invest in companies for the purpose of exercising control or management;

(11)  Invest more than 15% of its net assets illiquid securities;

(12) Invest in oil, gas or other mineral exploration or development programs or leases;

(13) Purchase the securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

(14) Invest more than 25% of its net assets in foreign securities which are not traded on U.S. exchanges;

(15) Purchase a call option or a put option if the aggregate premium paid for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money), covered options writing
(sell) are not subject to this 15% limitation; and

(16) Make short sales of securities in an aggregate amount greater than 25% of net assets. The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 3% of the securities of any class of the issuer. Short sales "against the box" where the Fund sells short a security it already owns or owns at least an equal amount of such securities, is not subject to this 25% limitation.

AMERICAN DEPOSITORY RECEIPTS. ("ADR's") are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities. ADRs are not subject to the 25% limitation on purchases of foreign securities.

FIRM COMMITMENT AGREEMENTS. The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. The Fund will not enter into such agreements for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

OPTION TRANSACTIONS. The Fund may invest in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

FOREIGN SECURITIES. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

                             PORTFOLIO TRANSACTIONS

The Advisory Agreement between the Fund and the Adviser requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available. In this regard, the Adviser will seek the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff. Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear. In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund. However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

*David Y.S. Chiueh (40), Trustee and President of the Fund, founded Upright Financial Corporation in 1990 and serves as Chief Executive Officer. Prior to this service, he served as a financial planner. Mr. Chiueh received a Masters Degree in Business Administration from the Rutgers University in 1988. He is a Certified Financial Planner and has been a registered investment adviser since 1990. His address is 615 West Mt. Pleasant Avenue, Livingston, New Jersey 07039

*Chaur Nan Yeh (50), Trustee and Vice President of the Fund. Mr. Yeh serves a research analyst with Upright Financial Corporation. He has served as Vice President of FMY Services, Inc. since 1987. He is employed as a supervisory engineer of the New York Power Authority and has served in this position since 1986. He received a Masters Degree in Engineering from New York University in 1975. His address is 615 West Mt. Pleasant Avenue, Livingston, New Jersey 07039

Wellman Wu (56), Trustee of the Fund. Mr. Wu is the president of Kam Kuo Food Corporation in New Jersey. He has served as president since 1996. Prior to that position, Mr. Wu served as Vice President for the Kam Man Food Inc. in New York since 1972. Mr. Wu graduated from the School of Commerce in Hong Kong in 1963.

Bing B. Chen (41), Trustee of the Fund. Mr. Chen serves as president of the Great China Chartering & Agency Corp. Prior to December, 1997, Mr. Chen served as vice-president of Great China Chartering & Agency Corp. Mr. Chen received his masters degree of science from the State University of New York at Maritime College.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates. It is anticipated that the Trustees of the Fund who not "interested persons" of the Fund will receive compensation in the amount of $100.00 per meeting attended.









The following table sets forth information estimating the compensation of each current Trustee of the Fund for his or her services.

         Trustees       Aggregate             Pension or Retirement  Estimated Annual       Total Compensation
                        compensation from     Benefits               Benefits Upon          From the Fund
                        the Fund                                     Retirement From the
                                                                     Fund
David Chiueh            0                     0                      0                      0
Clement Yeh             0                     0                      0                      0
Wellman Wu              400.00                0                      0                      400.00
Bing B. Chen            400.00                0                      0                      400.00

Investment Advisory and Administrative Services

Upright Financial Corporation serves as the Fund's investment adviser and as the Fund's Administrator. In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Fund if such persons are employees of the Adviser or its affiliates.

For the services and facilities provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee based upon the monthly average net assets of such Fund for such calendar month equal to 1% on assets of the Fund. For the administrative services provided to the Fund, the Fund pays a monthly fee equal to .95% of the Fund's net assets.

The Board of Trustees of the Fund (including a majority of the Trustees who are not "interested persons" of the Fund) approved the Advisory Agreement on March ___, 1998. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity.

Mr. David Chiueh owns 100% stock of the Adviser, Upright Financial Corporation.

                             PERFORMANCE INFORMATION

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1, 5 and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T) = ERV

         Where: P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = ending redeemable value of a hypothetical $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the change in value of an investment over a specified period. Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                           Yield = 2[(a-b/cd + 1) - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

DISTRIBUTION RATE. The Fund may quote its distribution rate along with the above described standard total return and yield information. The distribution rate is calculated by annualizing the latest distribution and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

Because a distribution can include such premiums and capital gains, the amount of the distribution may be susceptible to control by the Adviser through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by net asset value, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

COMPARATIVE PERFORMANCE. The Fund's performance may be compared to that of other similar mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), which monitors mutual fund performance. The Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals.

                             TAXES AND DISTRIBUTIONS

Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a regulated investment company, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.


If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholders cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

DIVIDENDS. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                            DESCRIPTION OF THE TRUST

ORGANIZATION. Upright Growth Fund is a portfolio of Upright Investments Trust, an open-end management investment company organized as a Delaware business trust on March 4, 1998. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

VOTING RIGHTS. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights and the right of redemption are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

AUDITOR. Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, PA 19103 Philadelphia, PA, serves as the Trust's independent accountant. The independent accountant examines financial statements for the Fund and provides other audit, tax and related services.

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24. Financial Statements:

          (a)  Financial Statements:
                    not applicable

          (b)  Exhibits:

     Except as noted, the following exhibits are being filed herewith:

     1.   Declaration of Trust of Registrant dated March 4, 1998.

     2.   By-Laws of Registrant

     3.   Not applicable.

     4.   Form of Specimen Share Certificate

     5. Investment Advisory Agreement between Upright Financial Corporation and Registrant.

     6.   Not Applicable

     7.   Not applicable.

     8. Custody Agreement between Registrant and Fifth Third Bank To be filed by amendment

     9. (b) Administration Agreement between Registrant and Upright Financial Corp.

     9.   (c)  Transfer  Agency   Agreement   between   Registrant  and  Upright
               Financial Corp.
               To be filed by amendment

     10.  Opinion and Consent of counsel to be filed by amendment.

     11.  Consent of Independent  Public Accountant to be filed by amendment.

     12.  Not applicable.

     13.  Mutual Fund Subscription Purchase Agreement to be filed by amendment.

     14.  Not applicable.

     15.  Not applicable.

     16.  Not applicable.

     17. (a)  Power of Attorney to be filed by amendment.


Item 25. Persons Controlled by or Under Common Control with Registrant.

     The Registrant does not directly or indirectly control any person.

     Upright  Financial   Corporation,   the  Registrant's   investment  adviser
     (the"Adviser") is wholly owned by David Y.S. Chiueh.


Item 26. Number of Holders of Securities.

     There was one record holder of the Fund as of the date of this filing.

Item 27. Indemnification

     Section 8.2 of the Declaration of Trust filed herein provides for indemnification of the Registrant's trustees and officers under certain circumstances.

     Insofar as indemnification for liability arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

     All of the information required by this item is set forth in the Form ADV, as amended, of Upright Financial Corporation (File No. 801-38340). The following sections of Form ADV are incorporated herein by reference:

     (a)  Items 1 and 2 of Part II
     (b)  Section 6, Business Background, of each Schedule D.

Item 29. Principal Underwriter

     The Fund is self distributing.

Item 30. Location of Accounts and Records

     (a) The Declaration of Trust, by-laws, minute books and procedural information of the Registrant are in the physical possession of Upright Financial Corp.

     (b)  All books and records required to be maintained by the custodian

     (c) All books and record required to be maintained by the transfer agent and distributor are held at:

Item 31. Management Services.


Item 32. Undertakings.

     The Registrant undertakes to file an amendment to the Registration Statement with financial statements which need not be certified, withing four to six months from the effective date of the Registrant's Registration Statement under the Securities Act of 1933.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, as amended has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Livingston,
and State of New Jersey on the ___ day of,           1998.

                                                Upright Investments Trust
                                                Upright Growth Fund

                                                By: /s/ David Y.S. Chiueh
                                                   ------------------------
                                                David Y.S. Chiueh
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Date

/s/
---------------------------------
Trustee and President of the Fund

                                  EXHIBIT INDEX
                                  -------------


Exhibit
Number            Document Title

1.                Declaration of Trust

2.                By-laws

3.                Investment Advisory Agreement

4.                Administration Agreement